UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

325 S. Mesquite Street, Suite 104, Arlington, TX 76010

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Epiphany FFV Fund Class A shares: EPVNX Class C shares: EPVCX	Epiphany FFV Strategic Income Fund Class A shares: EPIAX Class C shares: EPICX

SEMI - ANNUAL REPORT

April 30, 2017

(UNAUDITED)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FUNDS

SHAREHOLDER LETTER

APRIL 30, 2017 (UNAUDITED)

Dear Fellow Shareholders,

We are in the midst of the Feast of Pentecost, the birth of the Church.  Christ has risen and it is our time to do good things while we are here.  In Texas, we say, “Get er done!”  As shareholders, wanting money to grow should be a given.  I believe that if you invest your money with Epiphany you want more.  You want to make a difference.  You want Corporate America to know you are out there.  You want to make the world a better place.  We accept this challenge and want to share some of the ways we are working for you.

Let’s start with an investment review.  We offer two broad, core options for you.  Epiphany FFV Fund is a large-cap equity fund for long-term growth.  Epiphany FFV Strategic Income Fund is best described as an all-weather income fund and more conservative for the short-term than equity investments.  We manage them with the hope you could put them together for a diversified, core portfolio.

As seen in the Portfolio Illustrations in the Semiannual Report, Epiphany FFV Fund is diversified with investments in all major sectors or stock types.  The portfolio is underweighted in healthcare stocks and overweighted in financials.  These differences are not drastic.  Our goal will continue to be to participate in the broad market returns.  The portfolio illustration pie chart of types of investments in Epiphany FFV Strategic Income Fund is listed on the next page of the report.  The Fund has diversified investments in different types of fixed income investment categories that offer income.  It has more than 19% invested in preferred stocks.  We view preferred stocks as a nice alternative to high yield bonds for risk and return.  This has proven to be a good strategy for the Fund and we believe this could fit in an uncertain interest rate environment as well.

Epiphany Funds have two share classes for investment in each strategy.  We are pleased to be rolling out Class I shares.  After close of business on May 30, 2017, our C share classes converted to I share classes.    Don’t stop reading.  This lowers the net expense ratio by 1% for investors in this share class.  If you have a minimum of at least $100,000 invested in the Funds combined, you may want to consider Class I shares because of the lower fee.  Please talk with your advisor or call us to find out if this works for you.

Let’s talk stock screening and positive impact.  A few stocks were removed from the portfolio during this period.  We had to remove Alphabet (Google), JP Morgan, and Wyndham Worldwide because of corporate Planned Parenthood donations.  Companies that support Planned Parenthood absolutely must be sold or not purchased.  Also, Biogen was removed because of Fetal Cell Research.  Our screening using the FFV Scorecard® permits investment in companies that conduct stem cell research with cells derived from human tissue such as cord blood.  However, we do not permit companies involved in

EPIPHANY FUNDS

SHAREHOLDER LETTER (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

embryonic stem cell research or fetal tissue research.  We review companies at the time of purchase and continue to follow them.  Sometimes, as in the case of Biogen, a portfolio company will acquire another company that has the offensive practice, and this requires us to sell the position.   We are proud of the robust SRI screening of our funds.  For example,  we hold about 3.5% in low-income housing bonds in the FFV Strategic Income Fund which we are hoping will effect a positive, helpful impact on those communities while generating returns.

The last piece of our faith-based investment program is proxy voting.  Every stock has at least an annual proxy vote.  Companies are much more sensitive to shareholders today.  This is a benefit to us.  After all, company policies and how the company works with employees makes the culture a net positive or negative in the corporate world.  As an example, there are corporate accidents almost weekly for companies we vote.  Along with our other focus areas, we vote for independent board members and good governance shown by taking these accidents seriously to give employees a safe place to work.

This letter started with the idea that we are called to “Get er done!” and leave the world a better place than we found it.  We don’t do this because the people we are helping are Catholics or other Christians, we do it because WE are Christians.  As Pentecost reminds us, the Church is formed and it is our turn to grow and do good.  At Epiphany Funds, we take that same approach for each shareholder to grow and do good.

Peace and Blessings for your Family,

Sam Saladino III

President and Portfolio Manager

Cautionary Statement

Our views and opinions regarding the investment prospects of our portfolio holdings and funds are forward looking statements which may or may not be accurate over the long term. While we have a reasonable basis for our appraisals, and we have confidence in our opinions, actual results may differ materially from those we anticipate. Information provided in this letter should not be considered a recommendation to purchase or sell any particular security.

All investments are subject to risk, including the possible loss of capital. The FFV Fund’s performance may be affected by stock market risk, moral investing risk, REIT risk, large cap company risk, mid-cap and small cap risk, investment style risk, security risk, and ETF and other investment company risk. The FFV’s Fixed Income Fund is subject to convertible security risk, credit risk, derivatives risk, emerging markets risk, ETF and other investment company risk, foreign exposure and investing risk, government risk, high-yield securities risk, interest rate risk and inverse ETF risk. If rates increase, the value of the Fund’s investments generally declines. Investing in foreign securities involves more risks than investing in U.S. securities. Diversification does not guarantee against risk.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-320-2185 or visiting www.epiphanyfunds.com.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-800-320-2185, or visiting www.epiphanyfunds.com. Read it carefully before investing.

Epiphany Funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges and other expenses and should be read carefully before investing. The prospectus or summary prospectus can be obtained by visiting www.epiphanyfunds.com or by calling 1-800-320-2185. The Epiphany Funds are distributed by Rafferty Capital Markets, LLC.

The top ten holdings of Epiphany FFV Fund as of April 30, 2017 are CBOE Holdings, Inc. 2.76%, Apple, Inc. 2.58%, Facebook, Inc. 2.02%, MasterCard Inc. 1.90%, Amgen Inc. 1.87%, S&P Global, Inc. 1.81%, McDonalds Corp. 1.58%, Amazon.com, Inc. 1.57%, The Home Depot 1.55%, and Union Pacific Corp. 1.55%

The gross expense ratio for Epiphany FFV Fund is 1.68% for Class A and was 2.43% for Class C.  For Class I being introduced, the gross expense ratio is 1.43%.  The gross expense ratio for Epiphany FFV Strategic Income Fund is 1.52% for Class A and  was 2.27% for Class C. For Class I being introduced, the gross expense ratio is 1.27%.  The adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until May 31, 2018, to ensure that the net annual fund operating expenses will not exceed the net expense ratio, subject to possible recoupment from the Fund in future years. Results shown reflect the waiver, without which the results could have been lower. Class A shares have front-end sales charge of up to 5.00%. There is a redemption fee of 2.0% on shares held less than 60 days.

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecommunication Services
2.67%
Real Estate
2.88%
Utilities
1.39%
Consumer Discretionary
14.20%
Materials
2.90%
Consumer Staples
8.39%
Information Technology
23.14%
Energy
5.09%
Financials
16.71%
Industrials
10.46%
Health Care
12.17%

Sectors are based on Bloomberg® classifications.

Please refer to the respective Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Please refer to the respective Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS

April 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.09%

Air Courier Services - 1.14%
1,568	Fedex Corp.	$ 297,450

Aircraft Engines & Engine Parts - 1.54%
3,381	United Technologies Corp.	402,305

Beverages - 2.95%
3,388	Pepsico, Inc.	383,793
8,980	The Coca-Cola Co.	387,487
		771,280
Biological Products, (No Diagnostic Substances) - 1.87%
2,989	Amgen, Inc.	488,163

Biotechnology - 2.58%
1,000	Regeneron Pharmaceuticals, Inc. *	388,490
2,311	Incyte Corp. *	287,211
		675,701
Buissness Software & Services - 1.49%
6,452	Cognizant Technology Solutions Corp. *	388,604

Cable & Other Pay Television Services - 1.20%
2,059	Netflix, Inc. *	313,380

Chemicals & Allied Products - 2.84%
5,890	The DOW Chemical Co.	369,892
4,680	E.I. du Pont de Nemours & Co.	373,230
		743,122
Communications Equipment, Nec - 2.65%
11,183	Cisco Systems, Inc.	381,005
5,799	Qualcomm, Inc.	311,638
		692,643
Computer & Office Equipment - 2.47%
2,185	International Business Machines Corp.	350,234
15,849	Hewlett Packard Enterprise Co.	295,267
		645,501
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.42%
2,868	Kimberly Clark Corp.	372,123

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2017 (UNAUDITED)

Shares		Value

Credit Services - 3.23%
4,279	Mastercard, Inc.	$ 497,733
4,385	American Express Co.	347,511
		845,244
Crude Petroleum & Natural Gas - 1.20%
5,088	Occidental Petroleum Corp.	313,116

Electric Services - 1.36%
2,664	NextEra Energy, Inc.	355,804

Electronic Computers - 2.58%
4,699	Apple, Inc.	675,011

Entertainment - Diversified - 1.54%
10,263	Comcast Corp. Class A	402,207

Farm Machinery & Equipment - 1.54%
3,942	Caterpillar, Inc.	403,109

Finance Services - 7.18%
8,751	CBOE Holdings, Inc.	721,170
8,953	Morgan Stanley	388,292
3,542	S&P Global, Inc.	475,301
763	BlackRock, Inc.	293,427
		1,878,190
General Industrial Machinery & Equipment - 1.51%
2,865	Illinois Tool Works, Inc.	395,628

Insurance Agents, Brokers & Service - 1.43%
2,267	Berkshire Hathaway, Inc. Class B *	374,531

Insurance Carriers, Nec - 1.24%
1,829	Anthem, Inc.	325,361

Life Insurance - 1.27%
6,416	MetLife, Inc.	332,413

Medical Appliances & Equipment - 1.42%
8,536	Abbott Laboratories	372,511

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2017 (UNAUDITED)

Shares		Value

Motor Vehicles & Passenger Car Bodies - 2.26%
8,518	General Motors Co.	$ 295,063
25,721	Ford Motor Co.	295,020
		590,083
National Commercial Banks - 5.14%
16,174	Bank of America Corp.	377,501
2,661	PNC Financial Services Group, Inc.	318,655
5,792	U.S. Bancorp.	297,014
5,950	Citigroup, Inc.	351,764
		1,344,934
Oil & Gas Field Services, NEC - 2.32%
4,183	Schlumberger Ltd.	303,644
3,821	Phillips 66	303,999
		607,643
Personal Products - 1.42%
5,164	Colgate-Palmolive Co.	372,014

Petroleum Refining - 1.46%
4,672	Exxon Mobil Corp.	381,469

Pharmaceutical Preparations - 1.15%
5,345	Zoetis, Inc.	299,908

Railroads, Line-Haul Operating - 1.55%
3,615	Union Pacific Corp.	404,735

Retail-Building Materials, Hardware, Garden Supply - 1.55%
2,597	The Home Depot, Inc.	405,392

Retail-Drug Stores & Proprietary Stores - 2.17%
3,446	Walgreens Boots Alliance, Inc.	298,217
4,394	Express Scripts Holding Co. *	269,528
		567,745
Retail-Eating Places - 1.58%
2,948	McDonalds Corp.	412,514

Retail-Lumber & Other Building Materials Dealers - 1.33%
4,082	Lowe's Companies, Inc.	346,480

Retail-Miscellaneous Retail - 1.57%
445	Amazon.com, Inc. *	411,620

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2017 (UNAUDITED)

Shares		Value

Retail-Variety Stores - 1.28%
1,892	Costco Wholesale Corp.	$ 335,868

Semiconductors & Related Devices - 4.34%
10,709	Intel Corp.	387,130
3,535	NVIDIA Corp.	368,700
4,779	Texas Instruments, Inc.	378,401
		1,134,231
Services-Business Services, NEC - 5.59%
4,277	Visa, Inc.	390,148
2,820	Automatic DATA Processing, Inc.	294,662
215	The Priceline Group, Inc. *	397,066
3,135	Accenture Plc. (Ireland)	380,275
		1,462,151
Services-Computer Programming Services - 1.14%
3,447	Salesforce.com, Inc. *	296,856

Services-Computer Programming, Data Processing, Etc. - 2.02%
3,519	Facebook, Inc. *	528,730

Surgical & Medical Instruments & Apparatus - 2.99%
2,876	Stryker Corp.	392,200
1,996	3M Co.	390,877
		783,077
Telephone Communications ( No Radiotelephone) - 2.61%
7,750	Verizon Communications, Inc.	355,802
8,244	AT&T Corp.	326,710
		682,512
Television Broadcasting Stations - 1.37%
11,984	Twenty-First Century Fox, Inc.	357,842

Trucking & Courier Services (No Air) - 1.48%
3,595	United Parcel Service, Inc. Class B	386,319

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.12%
2,115	McKensson Corp.	292,483

TOTAL FOR COMMON STOCKS (Cost $22,834,550) - 95.09%		24,868,003

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2017 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 2.82%
1,725	Public Storage	$ 361,180
2,280	Simon Property Group, Inc.	376,793
		737,973

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $810,727) - 2.82%		737,973

TOTAL INVESTMENTS (Cost $23,645,277) - 97.91%		25,605,976

OTHER ASSETS LESS LIABILITIES, NET - 2.09%		546,628

NET ASSETS - 100.00%		$26,152,604

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

COMMON STOCKS - 4.09%

Air Transportation, Scheduled - 0.07%
454	Delta Air Lines, Inc.	$ 20,630

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.11%
391	Ingersoll-Rand PLC. (Ireland)	34,701

Banks - 0.14%
355	The PNC Financial Services Group, Inc.	42,511

Beverages - 0.12%
388	Dr. Pepper Snapple Group, Inc.	35,560

Biological Products (No Diagnostic Substances) - 0.09%
167	Amgen, Inc.	27,274

Computer Storage Devices - 0.07%
443	NetApp, Inc.	17,654
34	Western Digital Corp.	3,028
		20,682
Electric & Other Services Combined - 0.15%
314	Exelon Corp.	10,874
570	WEC Energy Group, Inc.	34,496
		45,370
Electric Services - 0.26%
309	NextEra Energy, Inc.	41,270
437	Pinnacle West Capital Corp.	37,184
		78,454
Food & Kindred Products - 0.14%
429	B&G Foods, Inc. Class A	18,018
453	Campbell Soup Co.	26,066
		44,084
Grain Mill Products - 0.06%
151	Ingredion, Inc.	18,697

Hospital & Medical Service Plans - 0.15%
342	Aetna, Inc.	46,194

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Household Appliances - 0.11%
179	Whirlpool Corp.	$ 33,237

Life Insurance - 0.12%
634	MetLife, Inc.	32,848

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.07%
408	V.F. Corp.	22,289

Motor Vehicle Parts & Accessories - 0.16%
346	Lear Corp.	49,360

Natural Gas Distribution - 0.24%
432	Atmos Energy Corp.	35,001
476	WGL Holdings, Inc.	39,251
		74,252
Natural Gas Transmission & Distribution - 0.14%
787	Oneok, Inc.	41,404

Oil & Gas Field Services, NEC - 0.03%
171	Halliburton Co.	7,845

Oil & Gas Services - 0.07%
505	Enbridge, Inc.	20,932

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.10%
264	Zimmer Biomet Holdings, Inc.	31,588

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 0.31%
435	Eastman Chemical Co.	34,691
720	The Dow Chemical Co.	45,216
361	Sealed Air Corp.	15,891
		95,798
Railroads, Line-Haul Operating - 0.12%
334	Union Pacific Corp.	37,395

Retail-Apparel & Accessory Stores - 0.07%
1,039	Hanesbrands, Inc.	22,661

Retail-Consumer Staples - 0.10%
363	CVS Health Corp.	29,926

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Retail-Discretionary - 0.12%
471	TJX Companies, Inc.	$ 37,039

Retail-Grocery Stores - 0.09%
899	The Kroger Co.	26,655

Retail-Variety Stores - 0.04%
214	Target Corp.	11,952

Semi-Conductors & Related Devices - 0.04%
13	Broadcom Ltd. Class A (Singapore)	2,871
137	Life Storage, Inc.	10,739
		13,610
Services-Business Services, Nec - 0.24%
341	Accenture PLC. Class A (Ireland)	41,363
476	Broadridge Financial Solutions, Inc.	33,291
		74,654
Services-Help Supply Services - 0.13%
400	Manpower Group, Inc.	40,392

State Commercial Banks - 0.14%
526	State Street Corp.	44,131

Surgical & Medical Instruments & Apparatus - 0.08%
130	3M Co.	25,458

Water Supply - 0.14%
548	American Water Works Co.	43,708

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.08%
326	Cardinal Health, Inc.	23,664

TOTAL FOR COMMON STOCKS (Cost $921,981) - 4.09%		1,254,955

CORPORATE BONDS - 33.63%

Banking - 10.45%
250,000	Bank of America Corp. 5.875%, 01/05/2021	279,045
200,000	Barclays Plc. 3.65%, 03/16/2025	196,631
65,000	BB&T Corp. 4.90%, 06/30/2017	65,330

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Banking - (Continued)
250,000	Capital One NA, McLean VA. 1.65%, 2/5/2018	$ 249,943
75,000	Citigroup Inc. 1.7%, 04/27/2018	74,977
250,000	Citigroup Inc. 4.5% 1/14/2022	269,595
250,000	Discover Bank, Greenwood, DE 7.00%, 4/15/2020	279,013
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	133,096
250,000	Goldman Sachs Group, Inc. 4.00%, 03/03/2024	260,759
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	100,972
200,000	Huntington National Bank 2.20%, 04/19/2019	200,733
225,000	JPMorgan Chase & Co. 4.25%, 10/15/2020	239,452
275,000	Key Bank NA 4.625%, 6/15/2018	282,503
250,000	Manufactures & Traders Trust Co. 2.10%, 02/06/2020	250,129
60,000	PNC Financial Services Group, Inc. 6.75%, 12/31/2049 **	67,725
225,000	Suntrust Banks, Inc. 6.00%, 02/15/2026	256,545
		3,206,448
Business Services - 0.88%
250,000	Moody's Corporation 4.5% 09/01/2022	269,172

Healthcare-Products - 0.91%
275,000	Abbott Laboratories 3.75% 11/30/2026	278,376

Home & Office Products - 1.61%
283,000	D.R. Horton, Inc. 3.75%, 03/01/2019	290,067
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	205,500
		495,567
Household Products - 0.67%
200,000	Clorox Co., 3.05%,09/15/2022	205,258

Institutional Financial Services - 1.76%
275,000	General Motors Financial 3.35% 01/15/2020	280,170
250,000	Morgan Stanley 3.75%, 02/25/2023	259,273
		539,443
Insurance - 1.60%
250,000	American International Group, Inc. 4.875%, 06/01/2022	272,873
200,000	Anthem, Inc. 7.00%, 02/15/2019	217,018
		489,891
Oil, Gas & Coal - 2.97%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	206,745
150,000	Buckeye Partners, L.P. 5.50%, 08/15/2019	159,306
100,000	Buckeye Partners, L.P. 2.65%, 11/15/2018	100,620

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Oil, Gas & Coal - (Continued)
150,000	ConocoPhillips 5.75%, 02/01/2019	$ 160,087
100,000	Devon Energy Corp. 6.30%, 01/15/2019	105,831
175,000	Transocean Inc. 6.00%, 03/15/2018 (Cayman Islands)	178,719
		911,308
Packaging & Containers - 1.00%
300,000	International Paper 3.65% 06/15/2024	307,255

Real Estate - 0.77%
216,000	HCP, Inc. 5.375%, 02/01/2021	235,777

Retail-Consumer Staples - 3.16%
225,000	CVS Health Corp. 2.75%, 12/01/2022	225,168
250,000	CVS Health Corp. 2.875%, 06/01/2026	241,058
250,000	Staples, Inc. 2.75%, 01/12/2018	251,108
250,000	The Kroger Co. 2.60%, 02/01/2021	250,918
		968,252
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.83%
250,000	NASDAQ, Inc. 5.25%, 01/16/2018	256,529

Semiconductors - 0.79%
225,000	KLA-Tencor Corp. 4.65%, 11/01/2024	241,538

Services-Personal Services - 0.77%
230,000	Block Financial LLC. 4.125%, 10/01/2020	236,200

Specialty Finance - 2.25%
250,000	Ford Motor Credit Co. 3.35%, 05/20/2026	233,238
250,000	Visa, Inc. 2.80%, 12/14/2022	254,564
200,000	Western Union Co. 3.35%, 05/22/2019	204,093
		691,895
Technology Services - 2.52%
250,000	Ebay, Inc. 3.800%, 03/09/2022	261,239
250,000	IBM Corp. 3.625%, 02/12/2024	263,019
250,000	Microsoft Corp. 2.375%, 05/01/2023	248,688
		772,946
Telecom - 0.69%
200,000	Frontier Communications Corp. 8.50%, 04/15/2020	212,750

TOTAL FOR CORPORATE BONDS (Cost $10,250,064) - 33.63%		10,318,605

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

LIMITED PARTNERSHIPS - 0.40%

Oil, Gas & Coal - 0.40%
136	Alliance Holdings GP L.P.	$ 3,624
431	Energy Transfer Partners L.P.	15,485
1,329	Enterprise Products Partners L.P.	36,308
1,497	Global Partners L.P.	27,919
531	Magellan Midstream Partners L.P.	39,453
		122,789

TOTAL FOR LIMITED PARTNERSHIPS (Cost $128,248) - 0.40%		122,789

MUNICIPAL BONDS - 6.02%

Delaware - 1.09%
265,000	Cook County IL Cmty High School Dist #229 3% 12/01/2020	274,021
60,000	Delaware State Housing Authority 2.75%, 12/01/2041	59,210
		333,231
Kentucky - 0.84%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	257,888

Maryland - 0.92%
30,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	30,023
250,000	Maryland State Community Development 3.242%, 09/01/2048	250,373
		280,396
Massachusetts - 1.23%
110,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	112,516
250,000	Massachusetts State Housing Finance Agency 4.00%, 06/01/2039	264,915
		377,431
New Mexico - 0.03%
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,061

North Carolina - 0.08%
25,000	North Carolina State Housing 4.00%, 01/01/ 2034	25,450

Pennsylvania - 0.69%
200,000	Pennsylvania State High Education Facililities Authority 4.00%, 06/15/2023	212,812

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Washington - 1.14%
100,000	King County Washington School District #411 Issaquah 1.293%, 12/01/2018	$ 99,850
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	249,655
		349,505

TOTAL FOR MUNICIPAL BONDS (Cost $1,834,878) - 6.02%		1,846,774

PREFERRED SECURITIES - 19.49%

Banking - 2.74%
8,105	BB&T Corp. PFD 5.625%, 12/31/2049	207,488
7,587	Citigroup, Inc. PFD 6.875%, 02/12/2019	207,808
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/2049 (United Kingdom)	108,680
6,000	TCF Financial Co. PFD 7.50%, 12/31/2049	153,479
6,287	US Bancorp. PFD 5.15, 12/31/2049	163,902
		841,357
Computer & Office Equipment - 0.66%
7,773	Pitney Bowes, Inc. PFD 6.70%, 03/07/2043	202,409

Electric & Other Services Combined - 0.67%
7,974	Interstate Power & Light Co. PFD 5.10%, 12/31/2049	206,393

Institutional Financial Services - 2.35%
8138	Bank of NY Mellon Corp. PFD 5.20%, 12/31/2049	206,293
5,930	BGC Partners, Inc. PFD 8.125%, 06/15/2042	151,689
5,916	KKR & Co. PFD 6.75%, 12/31/2049	156,301
8,229	State Street Corp. PFD 5.25%, 12/31/2049	206,548
		720,831
Insurance - 4.97%
8218	Metlife, Inc. 4.00% PFD **	205,039
6,128	Aegon N.V. PFD 6.50%, 12/31/2049 (Netherlands)	159,512
8,057	Aflac 5.5% 09/15/2052 PFD	205,937
7,871	Arch Capital Group Ltd. PFD 6.75%, 12/31/2049 (Bermuda)	199,372
5,138	Renaissance Holdings Ltd. 5.375% Series E Pfc	130,711
7,249	PartnerRe Ltd. Series H 7.25%, 12/31/2049 (Bermuda)	209,714
7,952	Prudential Financial, Inc. PFD 5.75%, 15/15/2032	205,003
7,610	The Allstate Corp. PFD 6.625%, 12/31/2049	209,579
		1,524,867
Machine Tools & Accessories - 0.67%
8,052	Stanley Black & Decker, Inc. PFD 5.75%, 07/25/2052	205,004

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Radio Telephone Communications - 0.33%
4,000	Telephone & Data Systems, Inc. 7.00%, 03/15/2060	$ 102,080

Railroad Equipment - 0.67%
8,130	GATX Corp. PFD 5.625%, 05/30/2066	206,909

Real Estate - 1.41%
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/2049	126,988
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	101,320
8,087	Public Storage 5.75%, 12/31/49	203,631
		431,939
Specialty Finance - 2.09%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/2047	167,115
4,132	Annaly Capital Management, Inc. Series C PFD 7.625%, 12/31/2049	105,903
5,907	AGNC Investment Corp. 8% Perp PFD	152,932
7,921	The Charles Schwab Corp. 5.95%, 12/31/2049	213,550
		639,500
Utilities - 2.40%
7,642	The Southern Co. PFD 6.25%, 10/15/75	202,437
7,984	Comcast Corp. 5.00%, PFD	204,710
8,201	NextEra Energy Capital Holdings, Inc. PFD 5.625%, 06/15/2072	208,059
4,750	Duke Energy Corp 5.125% PFD	122,028
		737,234
Wireless Telecommunication Services - 0.53%
2,509	Qwest Corp. PFD 7.50%, 09/15/2051	63,653
3,900	Qwest Corp. PFD 7.00%, 04/01/2052	98,709
		162,362

TOTAL FOR PREFERRED SECURITIES (Cost $5,942,367) - 19.49%		5,980,885

REAL ESTATE INVESTMENT TRUSTS - 0.52%
327	Equity Residential	21,118
691	HCP, Inc.	21,663
787	National Retail Properties, Inc.	33,227
866	Omega Healthcare Investors, Inc.	28,578
604	Weingarten Realty Investors	19,793
477	Welltower, Inc.	34,077
		158,456

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $138,776) - 0.52%		158,456

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 33.26%

Federal Farm Credit Banks - 3.30%
300,000	Federal Farm Credit Banks 1.12%, 10/22/2025	$ 199,297
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	296,730
300,000	Federal Farm Credit Banks 2.32%, 06/23/2025	292,632
225,000	Federal Farm Credit Banks 3.53%, 12/23/2030	224,999
		1,013,658
Federal Home Loans Banks - 5.30%
150,000	Federal Home Loans Banks 1.35%, 11/26/2019	148,666
300,000	Federal Home Loans Banks 2.15%, 10/21/2022	299,779
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	304,199
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	290,347
300,000	Federal Home Loans Banks 2.125%, 09/02/2026	284,179
300,000	Fedearl Home Loans Banks 2.97%, 01/23/2026	299,661
		1,626,831
Federal Home Loans Mortgage Corporation - 4.26%
295300	Federal Home Loan Mortgage Credit Multifamily Structured Certs 1.583%, 04/25/2022	292,790
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	153,000
124,031	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	123,781
1,750	Federal Home Loan Mortgage Credit Pool #1B4069 2.875%, 05/01/2038***	1,833
23,119	Federal Home Loan Mortgage Credit Pool #407172 2.595%, 09/01/2022 ***	23,207
3,679	Federal Home Loan Mortgage Credit Pool #755028 2.915%, 11/01/2018 ***	3,696
4,269	Federal Home Loan Mortgage Credit Pool #845590 2.651%, 01/01/2024 ***	4,282
10,019	Federal Home Loan Mortgage Credit Pool #845965 2.958%, 01/01/2024 ***	9,264
234,184	Federal Home Loan Mortgage Gold Pool #G30920 2.50%, 05/01/2036	231,163
231,153	Federal Home Loan Mortgage Gold Pool #G08705 3.00%, 05/01/2046	230,991
225,192	Federal Home Loan Mortgage Gold Pool #G08706 3.50%, 05/01/2046	231,758
		1,305,765
Federal National Mortgage Associations - 8.28%
150,000	Federal National Mortgage Association 1.40%, 08/28/2020	148,544
250,000	Federal National Mortgage Association 1.52%, 07/28/2021	242,876
300,000	Federal National Mortgage Association 2.25%, 02/14/2022	300,056
300,000	Federal National Mortgage Association 2.125%, 04/24/2026	289,960
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	230,711
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	150,771
60,640	Federal National Mortgage Association Pool #462285 2.855%, 06/01/2036***	61,369
7,297	Federal National Mortgage Association Pool #551037 2.518%, 11/01/2020***	7,313
43,452	Federal National Mortgage Association Pool #745776 3.371%, 07/01/2036***	45,973

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Federal National Mortgage Associations - (Continued)
8,476	Federal National Mortgage Association Pool #791573 2.67%, 08/01/2034***	$ 8,916
45,874	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036***	48,712
43,343	Federal National Mortgage Association Pool #888386 2.939%, 03/01/2038***	45,685
3,614	Federal National Mortgage Association Pool #995350 2.896%, 09/01/2038***	3,776
296,537	Federal National Mortgage Association Pool #AN2263 2.29%, 04/01/2025	291,378
209,246	Federal National Mortgage Association Pool #AY0822 2.50%, 04/01/2045	201,454
227,516	Federal National Mortgage Association Pool #BA3805 3.00%, 05/01/2046	227,409
229,036	Federal National Mortgage Association Pool #MA2643 3.00%, 05/01/2036	234,031
		2,538,934
Federal National Mortgage Associations Collateralized Mortgage Obligations - 8.49%
113,340	FNA 2013-M9 Class ASQ2 CMO 1.8248%, 06/25/2018	113,435
282,591	FNR 2012-30 Dc 2.00%, 08/25/2036	281,651
256,889	FNR 2012-99 Class AV Mtg. 3.00%, 08/25/2036	259,992
276,981	FNR 2012-120 Class PA Mtg. 3.50%, 10/25/2042 **	287,969
285,729	FNR 2012-112 Da 3.000%, 10/25/2042	286,994
265,624	FNR 4447 Pa Mtge 3.000%, 12/15/2044	273,620
424,295	FNR 2015-58 Jp 2.500%, 03/25/2037	428,344
225,571	FNR 2012-134 Class VP CMO Mtg. 3.00%, 10/25/2042 **	232,220
87,180	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	88,031
100,241	FNR 2013-41 Class AE CMO 2.00%, 07/25/2037	100,446
250,000	FNR 2015-67 Class QV CMO Mtg. 3.00%, 12/25/2040	251,627
		2,604,329
Government National Mortgage Associations - 2.68%
10,098	Government National Mortgage Association Pool #008062 2.250%, 10/20/2022 ***	10,320
32,754	Government National Mortgage Association Pool #008120 2.000%, 01/20/2023 ***	33,445
5,863	Government National Mortgage Association Pool #008228 2.125%, 07/20/2023 ***	6,000
5,697	Government National Mortgage Association Pool #008259 2.125%, 08/20/2023 ***	5,831
21,259	Government National Mortgage Association Pool #008350 2.000%, 01/20/2024 ***	21,773
4,056	Government National Mortgage Association Pool #008375 2.000%, 02/20/2024 ***	4,156
5,044	Government National Mortgage Association Pool #008395 2.000%, 03/20/2024 ***	5,169
2,110	Government National Mortgage Association Pool #008410 2.125%, 04/20/2024 ***	2,167
4,506	Government National Mortgage Association Pool #008421 2.125%, 05/20/2024 ***	4,625
3,993	Government National Mortgage Association Pool #008502 2.125%, 09/20/2024 ***	4,102
6,394	Government National Mortgage Association Pool #008503 2.125%, 09/20/2024 ***	6,567
5,267	Government National Mortgage Association Pool #008565 2.250%, 12/20/2024 ***	5,413
8,933	Government National Mortgage Association Pool #008567 2.500%, 12/20/2024 ***	9,191
20,549	Government National Mortgage Association Pool #008595 2.000%, 02/20/2025 ***	21,104
4,653	Government National Mortgage Association Pool #008660 2.125%, 07/20/2025 ***	4,789
11,775	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	12,006

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2017.

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Shares/ Principal		Value

Government National Mortgage Associations - (Continued)
40,525	Government National Mortgage Association Pool #080524 2.125%, 07/20/2031 ***	$ 41,969
46,125	Government National Mortgage Association Pool #080569 2.000%, 01/20/2032 ***	47,740
5,452	Government National Mortgage Association Pool #080659 2.250%, 12/20/2032 ***	5,649
58,606	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	60,630
29,452	Government National Mortgage Association Pool #081727 2.125%, 7/20/2036 ***	30,463
43,553	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	44,718
182	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	183
1,284	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,370
493	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	495
231	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	247
1,381	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,548
1,017	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,021
560	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	627
7,899	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	8,599
178,710	Government National Mortgage Association Series 2012-047 Cl Va 3.50%, 07/23/2023	185,927
250,000	Government National Mortgage Association Series 2012-113 Cl Py 2.50%, 09/20/2042 **	236,047
		823,891
U.S Government Agency - 0.84%
250,000	Tennessee Valley Authority 2.875%, 9/15/2024	258,379

U.S. Small Business Administration - 0.11%
32,061	U.S. Small Business Admin Pool #508527 3.575%, 02/25/2018	32,216

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $10,335,094) - 33.26%		10,204,003

MONEY MARKET FUND - 2.33%
715,738	Fidelity Institutional Money Market Portfolio 0.65% **	715,738

TOTAL FOR MONEY MARKET FUND (Cost $715,738) - 2.33%		715,738

TOTAL INVESTMENTS (Cost $30,267,146) - 99.74%		30,602,205

OTHER ASSETS LESS LIABILITIES, NET - 0.26%		79,253

NET ASSETS - 100.00%		$30,681,458

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2017.

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2017 (UNAUDITED)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund
Investments in Securities, at Value
(Cost $23,645,277; & $30,267,146, respectively)	$25,605,976	$ 30,602,205
Receivables:
Portfolio Securities Sold	695,755	-
Dividends and Interest	38,425	155,999
Shareholder Subscriptions	52,363	67,615
Prepaid Expenses	21,945	23,640
Total Assets	26,414,464	30,849,459
Liabilities:
Payables:
Portfolio Securities Purchased	-	130,884
Shareholder Redemptions	2,061	14,474
Advisory Fees	10,063	939
Administrative Fees	1,703	1,781
Distribution Fees	4,755	3,840
Due to Custodian	227,644	1,236
Chief Compliance Officer Fees	1,000	1,000
Trustee Fees	1,739	1,701
Accrued Expenses	12,895	12,146
Total Liabilities	261,860	168,001
Net Assets	$26,152,604	$ 30,681,458

Net Assets Consist of:
Paid In Capital	$22,311,889	$ 30,394,911
Accumulated Undistributed Net Investment Income	26,049	59,931
Accumulated Undistributed Realized Gain (Loss) on Investments	1,853,967	(108,443)
Unrealized Appreciation in Value of Investments	1,960,699	335,059
Net Assets	$26,152,604	$ 30,681,458

Net Asset Value Per Share

Class A
Net Assets	$18,877,903	$ 29,411,490
Shares of beneficial interest outstanding	1,554,638	2,819,906
Net asset value per share	$ 12.14	$ 10.43
Redemption price per share (a)	$ 11.90	$ 10.22
Offering price per share (maximum sales charge of 5.00%)	$ 12.78	$ 10.98

Class C
Net Assets	$ 7,274,701	$ 1,269,968
Shares of beneficial interest outstanding	614,829	120,886
Net asset value per share (b)	$ 11.83	$ 10.51
Redemption price per share (a)	$ 11.60	$ 10.30

(a)  A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2017 (UNAUDITED)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund
Investment Income:
Dividends	$ 305,095	$ 160,123
Interest	878	252,012
Total Investment Income	305,973	412,135

Expenses:
Advisory Fees	103,918	68,815
Distribution Fees:
Class A	25,582	32,981
Class C	36,227	5,704
Transfer Agent	25,673	23,240
Administrative	9,889	8,314
Registration	16,522	16,623
Audit	8,752	8,301
Shareholder Service (Non 12b-1)	9,699	12,386
Legal	6,743	6,865
Custody	5,581	4,991
Printing	1,857	2,342
Insurance	522	1,787
Compliance Officer	6,239	6,240
Trustee	8,083	8,013
Other	2,949	3,273
Total Expenses	268,236	209,875
Fees Waived and Reimbursed by the Adviser	(33,230)	(33,563)
Net Expenses	235,006	176,312

Net Investment Income	70,967	235,823

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments (b)	1,856,719	65,049
Net Change in Unrealized Appreciation (Depreciation) on Investments	948,196	(137,102)
Net Realized and Unrealized Gain (Loss) on Investments	2,804,915	(72,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,875,882	$ 163,770

(b)  Includes $5,382 in capital gain distributions from portfolio companies for the Epiphany FFV Strategic Income Fund.

 The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2017	For the Year Ended 10/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 70,967	$ 85,567
Net Realized Gain on Investments	1,856,719	397,918
Net Change in Unrealized Appreciation (Depreciation) on Investments	948,196	(848,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,875,882	(364,561)

Distributions to Shareholders from:
Net Investment Income:
Class A (formerly Class N)	(41,123)	(83,713)
Class C	(3,795)	(2,963)
Realized Gains:
Class A (formerly Class N)	(292,207)	(1,181,132)
Class C	(105,695)	(368,521)
Return of Capital:
Class A (formerly Class N)	-	(42,168)
Net Change in Net Assets from Distributions	(442,820)	(1,678,497)

Capital Share Transactions: *
Proceeds from Sale of Shares:
Class A (formerly Class N)	2,562,816	4,117,120
Class C	288,872	477,749
Shares Issued on Reinvestment of Dividends
Class A (formerly Class N)	315,424	1,221,595
Class C	109,398	369,829
Cost of Shares Redeemed:
Class A (formerly Class N)	(5,468,341)	(6,743,671)
Class C	(497,283)	(789,647)
Redemption Fees	4,071	579
Net Decrease from Shareholder Activity	(2,685,043)	(1,346,446)

Net Assets:
Net Decrease in Net Assets	(251,981)	(3,389,504)
Beginning of Period	26,404,585	29,794,089
End of Period (Including Accumulated Undistributed Net
Investment Income of $26,049 and $0, respectively)	$ 26,152,604	$ 26,404,585

Share Activity
Class A:
Shares Sold	215,370	373,174
Shares Reinvested	26,987	111,221
Shares Redeemed	(455,420)	(620,987)
Net Decrease in Shares of Beneficial Interest Outstanding	(213,063)	(136,592)

Class C:
Shares Sold	26,101	43,706
Shares Reinvested	9,640	34,403
Shares Redeemed	(42,264)	(73,237)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(6,523)	4,872

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2017	For the Year Ended 10/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 235,823	$ 488,781
Net Realized Gain (Loss) on Investments	65,049	(159,546)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(137,102)	223,127
Net Increase in Net Assets Resulting from Operations	163,770	552,362

Distributions to Shareholders from:
Net Investment Income:
Class A	(217,720)	(464,793)
Class C	(699)	(3,432)
Realized Gains:
Class A	-	-
Class C	-	-
Net Change in Net Assets from Distributions	(218,419)	(468,225)

Capital Share Transactions: *
Proceeds from Sale of Shares:
Class A	8,575,775	6,986,014
Class C	236,966	317,317
Shares Issued on Reinvestment of Dividends
Class A	195,950	414,748
Class C	635	3,215
Cost of Shares Redeemed:
Class A	(3,268,375)	(5,483,125)
Class C	(107,914)	(106,587)
Redemption Fees	520	475
Net Increase from Shareholder Activity	5,633,557	2,132,057

Net Assets:
Net Increase in Net Assets	5,578,908	2,216,194
Beginning of Period	25,102,550	22,886,356
End of Period (Including Accumulated Undistributed Net
Investment Income of $59,931 and $42,534, respectively)	$30,681,458	$25,102,550

Share Activity:

Class A:
Shares Sold	830,109	666,781
Shares Reinvested	18,949	39,611
Shares Redeemed	(316,306)	(521,599)
Net Increase in Shares of Beneficial Interest Outstanding	532,752	184,793

Class C:
Shares Sold	22,695	30,537
Shares Reinvested	61	312
Shares Redeemed	(10,419)	(10,235)
Net Increase in Shares of Beneficial Interest Outstanding	12,337	20,614

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2017	10/31/2016	10/31/2015(a)	10/31/2014	10/31/2013	10/31/2012

Net Asset Value, at Beginning of Period	$ 11.12	$ 11.88	$ 12.85	$ 12.82	$ 10.27	$ 9.27

Income From Investment Operations:
Net Investment Income *	0.04	0.05	0.04	0.03	0.07	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	1.17	(0.15)	0.03	1.49	2.74	0.99
Total from Investment Operations	1.21	(0.10)	0.07	1.52	2.81	1.09

Distributions:
From Net Investment Income	(0.02)	(0.04)	(0.08)	(0.05)	(0.08)	(0.09)
From Net Realized Gain	(0.17)	(0.60)	(0.96)	(1.44)	(0.18)	-
Return of Capital	-	(0.02)	-	-	-	-
Total from Distributions	(0.19)	(0.66)	(1.04)	(1.49)	(0.26)	(0.09)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.14	$ 11.12	$ 11.88	$ 12.85	$ 12.82	$ 10.27

Total Return **	10.97%(c)	(0.72)%	0.25%	12.96%	27.97%	11.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,878	$ 19,657	$ 22,619	$19,283	$ 13,952	$11,622
Before Waiver
Ratio of Expenses to Average Net Assets	1.74%(b)	1.68%	1.68%	1.60%	2.20%	2.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%(b)	0.30%	0.18%	0.16%	(0.11%)	0.07%
After Waiver
Ratio of Expenses to Average Net Assets	1.50%(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.71%(b)	0.48%	0.36%	0.26%	0.59%	1.00%
Portfolio Turnover	88%(c)	63%	81%	70%	83%	47%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a)  On June 1, 2015, Class N shares were renamed Class A shares.

(b)  Annualized.

(c)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012

Net Asset Value, at Beginning of Period	$ 10.86	$ 11.64	$ 12.68	$ 12.71	$ 10.19	$ 9.20

Income From Investment Operations:
Net Investment Income (Loss) *	- ***	(0.03)	(0.05)	(0.06)	(0.07)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	1.14	(0.15)	(0.03)	1.47	2.77	0.99
Total from Investment Operations	1.14	(0.18)	(0.08)	1.41	2.70	1.01

Distributions:
From Net Investment Income	(0.01)	- ***	-	-	(0.01)	(0.02)
From Net Realized Gain	(0.16)	(0.60)	(0.96)	(1.44)	(0.17)	-
Total from Distributions	(0.17)	(0.60)	(0.96)	(1.44)	(0.18)	(0.02)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.83	$ 10.86	$ 11.64	$ 12.68	$ 12.71	$ 10.19

Total Return **	10.60%(b)	(1.46)%	(1.03)%	12.16%	27.01%	10.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,275	$ 6,748	$ 7,175	$ 7,345	$ 6,524	$ 150
Before Waiver
Ratio of Expenses to Average Net Assets	2.50%(a)	2.43%	2.42%	2.35%	2.59%	3.15%
Ratio of Net Investment Loss to Average Net Assets	(0.28%)(a)	(0.45%)	(0.56%)	(0.58%)	(0.89%)	(0.74%)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%(a)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04%)(a)	(0.27%)	(0.39%)	(0.47%)	0.55%	0.16%
Portfolio Turnover	88%(b)	63%	81%	70%	83%	47%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a)  Annualized.

(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012

Net Asset Value, at Beginning of Period	$ 10.48	$ 10.45	$ 10.62	$ 10.37	$ 10.51	$ 10.24

Income From Investment Operations:
Net Investment Income *	0.09	0.21	0.17	0.20	0.28	0.32
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)	0.02	(0.07)	0.24	(0.19)	0.25
Total from Investment Operations	0.03	0.23	0.10	0.44	0.09	0.57

Distributions:
From Net Investment Income	(0.08)	(0.20)	(0.25)	(0.19)	(0.21)	(0.30)
From Net Realized Gain	-	-	(0.02)	-	(0.02)	-
Total from Distributions	(0.08)	(0.20)	(0.27)	(0.19)	(0.23)	(0.30)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.43	$ 10.48	$ 10.45	$ 10.62	$ 10.37	$ 10.51

Total Return **	0.33%(b)	2.25%	0.97%	4.23%	0.89%	5.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 29,411	$23,962	$21,972	$ 5,501	$ 3,688	$ 2,481
Before Waiver
Ratio of Expenses to Average Net Assets	1.50%(a)	1.51%	1.63%	1.72%	2.26%	2.16%
Ratio of Net Investment Income to Average Net Assets	1.50%(a)	1.73%	1.21%	1.40%	1.65%	2.15%
After Waiver
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.75%(a)	1.99%	1.59%	1.88%	2.67%	3.06%
Portfolio Turnover	12%(b)	52%	43%	27%	47%	56%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a)  Annualized.

(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012

Net Asset Value, at Beginning of Period	$ 10.51	$ 10.40	$ 10.55	$ 10.31	$ 10.46	$ 10.20

Income From Investment Operations:
Net Investment Income *	0.05	0.13	0.11	0.13	0.20	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)	0.02	(0.08)	0.24	(0.18)	0.25
Total from Investment Operations	0.01	0.15	0.03	0.37	0.02	0.48

Distributions:
From Net Investment Income	(0.01)	(0.04)	(0.16)	(0.13)	(0.15)	(0.22)
From Net Realized Gain	-	-	(0.02)	-	(0.02)	-
Total from Distributions	(0.01)	(0.04)	(0.18)	(0.13)	(0.17)	(0.22)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.51	$ 10.51	$ 10.40	$ 10.55	$ 10.31	$ 10.46

Total Return **	0.06%(b)	1.41%	0.33%	3.57%	0.16%	4.80%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,270	$ 1,141	$ 914	$ 603	$ 568	$ 382
Before Waiver
Ratio of Expenses to Average Net Assets	2.25%(a)	2.26%	2.41%	2.48%	2.49%	2.92%
Ratio of Net Investment Income to Average Net Assets	0.72%(a)	0.98%	0.63%	0.80%	1.40%	1.34%
After Waiver
Ratio of Expenses to Average Net Assets	2.00%(a)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	0.97%(a)	1.24%	1.04%	1.28%	1.90%	2.25%
Portfolio Turnover	12%(b)	52%	43%	27%	47%	56%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a)  Annualized.

(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2017 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  At year end, the Trust consisted of two funds: the Epiphany FFV Fund (“FFV Fund”) and the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”) (each individually a “Fund” and collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  FFV Fund and Strategic Income Fund offered two classes of shares: Class A and Class C as of April 30, 2017.  Each class differs as to sales and redemption charges, and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds is a diversified Fund and has a separate investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital.  The investment objective of the Strategic Income Fund is to seek income.  Each Fund invests in securities issued by corporations that demonstrate a commitment to faith and family values as measured by the investment adviser’s FFV Scorecard®.  The focus of the screening is to protect the dignity of human life, support and protect employees and their families, and to reasonably safeguard the environment.  The screening is consistent with the USCCB Socially Responsible Investment Guidelines and Standard of Biblically Responsible Investing. Business practices are screened in four major areas: Life and Family Exclusions, Social Justice, Environmental Record, and Corporate Governance Practices. The screening process first excludes companies with business activities that are prohibited in the life and family exclusions. Companies that pass the initial screening are then additionally scored to determine their impact on society.  The investment adviser to the Funds is Trinity Fiduciary Partners, LLC (the "Adviser"). The sub-adviser to the Strategic Income Fund is Dana Investment Advisors, Inc. (the “Sub-Adviser”).

All FFV Fund Class A shares were redesignated and reissued as Class N shares, eliminating the class previously designated as Class A, effective as of June 1, 2015.  In order to facilitate a class consolidation, a sales load, structured in the manner previously applicable to FFV Fund Class A shares, was added to FFV Fund Class N, effective as of June 1, 2015.  Any Class N shares previously held were exempt from any such sales load.  FFV Fund “Class N” was renamed “Class A” following the merger and redesignation.

All FFV Strategic Income Fund Class N shares were redesignated and reissued as Class A, eliminating the class previously designated as Class N, effective as of June 1, 2015.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.   The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

946 "Financial Services-Investment Companies" including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

Securities Valuations - All investments in securities are recorded at fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies, if any, are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options Transactions - The Strategic Income Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Strategic Income Fund's portfolio and to generate income or gain for the Fund.  The ability of the Strategic Income Fund to successfully utilize options will depend on the Sub-Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Strategic Income Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk as part of its principal investment strategy.  No options transactions were entered into for any of either Fund during the six months ended April 30, 2017.

Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2014-2016 returns and expected to be taken in the Funds’ 2017 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and State of Ohio.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the six months ended April 30, 2017, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents - The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

Distribution to Shareholders - The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Other - Investment and shareholder transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  When a security in a Fund distributes a non-cash dividend, the non-cash dividend is included in the Fund’s income and the cost basis of the security is adjusted accordingly.  Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1s.

Share Class Accounting - Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITIES VALUATIONS

Processes and Structure

The Trust’s Board of Trustees (the “Board”) has adopted methods for valuing securities and other derivative instruments, including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determination, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser and Sub-Adviser are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts, limited partnerships) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (“Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities - U.S. government securities are normally valued using a similar model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. agency securities - U.S. agency securities comprise two main categories consisting of agency-issued debt and mortgage pass-throughs.  Agency-issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Derivative instruments - Listed derivatives, including options, which are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following is a summary of inputs used as of April 30, 2017 in valuing the Funds’ investments carried at value:

FFV Fund
Investments in Securities *	Level 1	Level 2	Level 3	Total

Common Stocks	$24,868,003	$ -	$ -	$24,868,003
Real Estate Investment Trusts	737,973	-	-	737,973
	$25,605,976	$ -	$ -	$25,605,976
Strategic Income Fund
Investments in Securities – Assets *	Level 1	Level 2	Level 3	Total

Common Stocks	$1,254,955	$ -	$ -	$1,254,955
Corporate Bonds	-	10,318,605	-	10,318,605
Limited Partnerships	122,789	-	-	122,789
Municipal Bonds	-	1,846,774	-	1,846,774
Preferred Securities	5,980,885	-	-	5,980,885
Real Estate Investment Trusts	158,456	-	-	158,456
U.S. Government Agencies and Obligations	-	10,204,003	-	10,204,003
Money Market Fund	715,738	-	-	715,738
	$8,232,823	$22,369,382	$ -	$30,602,205

* Industry classifications for the categories are detailed in the Schedule of Investments for each respective Fund.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

The Funds did not hold any Level 3 assets during the six months ended April 30, 2017. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$ 24,010,366	$27,087,144
Strategic Income Fund	8,294,184	3,266,025

5.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser.   Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

The Adviser acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement") with the Trust.  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund, and 0.50% of the average daily net assets of the Strategic Income Fund.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily net assets of the Epiphany FFV Strategic Income Fund if total fund assets are $20,000,000 or under, 0.15% of the average daily net assets if total Fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total Fund assets are $40,000,001 or greater.  For the six months ended April 30, 2017, the Adviser earned management fees from the Funds in the following amounts:

FFV Fund

Management fees earned for the six months ended April 30, 2017 were:
Class A	$76,747
Class C	$ 27,171
Total	$103,918
On April 30, 2017, $10,063 was due to the Adviser.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Strategic Income Fund

Management fees earned for the six months ended April 30, 2017 were:
Class A	$ 65,963
Class C	$ 2,852
Total	$ 68,815
On April 30, 2017, $939 was due to the Adviser.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, now in effect until at least May 31, 2018, a portion of its management fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum for Class A and 2.25% per annum for Class C shares as of April 30, 2017, respectively, of the FFV Fund, and 1.25% per annum for Class A and 2.00% per annum for Class C shares as of April 30, 2017, respectively, of the Strategic Income Fund’s average daily net assets (the “Expense Limitation”).  During the six months ended April 30, 2017, the Adviser waived fees or reimbursed expenses for the Funds as follows:

Fund

         Waived Fees/Expense Reimbursements *

FFV Fund

$  33,230

Strategic Income Fund

$  33,563

* Includes waiver of all fees and expense reimbursements for the six months ended April 30, 2017.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause a Fund's expenses to exceed the respective Expense Limitation (the lower of the Expense Limitation at the time of waiver or currently in effect).  The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interest of a Fund and its shareholders.

As of October 31, 2016, the Adviser had the following waived expenses that may be recovered no later than the dates indicated:

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

	October 31, 2017	October 31, 2018	October 31, 2019	Total
FFV Fund	$ 28,886	$ 53,911	$ 51,068	$ 133,865
FFV Strategic Income Fund	$ 75,814	$ 83,083	$ 65,118	$ 224,015

Pursuant to an Administration and Compliance Services Agreement (“Administration Agreement”) with the Trust, the Adviser provides administrative services to the Funds, and also provides a Chief Compliance Officer (“CCO”) to the Trust.  For the administrative services provided, each Fund pays the Adviser a fee at an annual rate of 0.06% of its average daily net assets, with a minimum yearly fee of $15,000, and a maximum fee of $100,000.  For compliance services provided, each Fund is charged an annual fee of $15,000, which increases to $20,000 when a Fund’s assets increase to above $50 million.  In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.  During the six months ended April 30, 2017, administrative fees accrued under the Administration Agreement were $9,889 and $8,314, for the FFV Fund and Strategic Income Fund, respectively.  During the six months ended April 30, 2017, compliance fees accrued under the Administration Agreement were $6,239 and $6,240, for the FFV Fund and Strategic Income Fund, respectively.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provided that a monthly service and/or distribution fee is calculated at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively, of each Fund to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser as of April 30, 2017. The Plan also provided that a monthly service and/or distribution fee was calculated at the annual rate of 0.25% of the average daily net assets attributable to Class N shares prior to their redesignation in each Fund that occurred on June 1, 2015.  The Plan is a compensation plan, which means that compensation may be provided regardless of 12b-1 expenses incurred.  Please refer to the Statement of Operations for expense breakout by Fund and Class.

Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement.  Class A shares are offered at NAV plus a front-end sales charge of up to 5.00%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  Class C shares were offered at NAV with no front-end sales charge.  If you sold your Class C shares within one year of purchase, the shares were subject to a 1.00% contingent deferred sales charge (“CDSC”).  The CDSC is deduction from the redemption proceeds.  The Distributor retains the fees in connection with the sales and redemptions of both Class A and Class C shares.

The Adviser has contracted with a sub-adviser, Dana Investment Advisors, Inc. (“Dana”), to provide portfolio management to the Epiphany FFV Strategic Income Fund.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

net assets of the Epiphany FFV Strategic Income Fund if total fund assets are $20,000,000 or under, 0.15% of the average daily net assets if total fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total fund assets are $40,000,001 or greater.

Mutual Shareholder Services, LLC (“MSS” or “Transfer Agent” or “Fund Accounting Agent” or “Administrator”), provides the Funds with transfer agent, accounting, compliance and administrative services.  Bob Anastasi is an officer of the Trust, Treasurer, and is also the Vice President of MSS.  Please refer to the Prospectus and Statement of Additional Information for more information.

6.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund.  For the six months ended April 30, 2017, there were $4,071 of redemption fees assessed by the FFV Fund, and $520 of redemption fees assessed by Strategic Income Fund.  For the year ended October 31, 2016, there were $579 of redemption fees assessed by the FFV Fund, and $475 of redemption fees assessed by Strategic Income Fund.  The redemption fees are included in paid in capital of each Fund, and is reported on the Statements of Changes in Net Assets.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 165,798	$277,022	$ 442,820
FFV Strategic Income Fund	$ 218,419	$ -	$ 218,419

The tax character of distributions for the year ended October 31, 2016, was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
FFV Fund	$ 86,676	$1,549,653	$ 42,168	$ 1,678,497
Strategic Income Fund	$ 468,225	$ -	$ -	$ 468,225

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

8. TAX MATTERS

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  For tax purposes, as of October 31, 2016, the following represented the tax basis capital gains and losses:

As of October 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	FFV	FFV Strategic Income
	Fund	Fund

Undistributed ordinary income	$ 20,651	$ 39,603
Accumulated realized gains	$ 377,201	$ -0-

Capital Loss Carry-forwards (no expiration)(a)
Long-Term	$ -	$ (143,056)
Short-Term	$ -	$ (34,778)
	$ -	$ (177,834)

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

	FFV	FFV Strategic Income
	Fund	Fund

Gross unrealized appreciation on investment securities,	$ 1,742,601	$ 645,561
Gross unrealized depreciation on investment securities	(732,260)	(166,127)
Net unrealized appreciation (depreciation) on investment securities	$ 1,009,801	$ 479,434

Cost of investment securities (including short-term
Investments) **	$25,876,635	$24,627,146

** The difference between the book cost and tax cost of investments represents disallowed wash sales, and partnership adjustments on distributions received for tax purposes, if applicable.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2017, Ameriprise Advisor Services, Inc., for the benefit of others, in aggregate, owned approximately 31.18% of the Strategic Income Fund, and may be deemed to control the Fund, Charles Schwab & Company, Inc., for the benefit of others, in aggregate, owned approximately 36.55% of the Strategic Income Fund, and may be deemed to control the Fund.

10. SUBSEQUENT EVENTS

On March 29, 2017, the Board of Trustees of Epiphany Funds (the "Board") voted to reclassify (the "Conversion") all outstanding Class C Shares of the Epiphany FFV Fund and the Epiphany FFV Strategic Income Fund to Class I shares of each respective Fund, to be effective on or about May 30, 2017 (the "Conversion Date").  On the Conversion Date, each Class C share was reclassified as a Class I shares in an amount equal in value of the Class C shares owned by that shareholder for the respective Fund.

Class C shareholders who become Class I shareholders as a result of the Conversion maintained their investment in the respective Fund and, effective as of the Conversion Date, are no longer be subject to the Distribution (12b-1) Fee as a result of the Conversion.  The total amount of Distribution (12b-1) Fee incurred by each Fund is disclosed in this Semi-Annual Report to Shareholders dated April 30, 2017.  Class I shares do not have a sales load. The Funds' investment strategies have not changed.

Management has evaluated all other subsequent events through the issuance of these financial statements and has noted no further events requiring disclosure.

11.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

12.  NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds' financial statements and related disclosures.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Fund(s), you incur two types of costs; (1) transaction costs, including sales charges and redemption fees, and (2) ongoing costs which consist of management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 through April 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Epiphany FFV Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,109.67	$7.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Epiphany FFV Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,106.01	$11.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,003.34	$6.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,000.63	$9.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2017 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

325 S. Mesquite Street, Suite 104

Arlington, TX 76010

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 5, 2017

By /s/Bob Anastasi

      Bob Anastasi

      Treasurer

Date: July 5, 2017